Prepaid Expenses	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Prepaid Expenses
4.	Prepaid Expenses:

At December 31, 2015, prepaid expenses of $34,414 consisted primarily of approximately $27,000 in prepaid Directors and Officers and clinical trial insurance premiums and $7,500 in OTCQB exchange fees relating to 2016. Prepaid expenses as of December 31, 2014 related primarily to prepaid Directors and Officers insurance premiums of approximately $40,000 and prepaid financing expenses of $50,000.